PROVISIONS AND CONTINGENT LIABILITIES - Movement in provisions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other provisions [line items]
Balance at beginning of the year	$ 344	$ 287
Arising during the year	180	63
Reclassified to assets held for sale		(5)
Utilized	(163)	(29)
Unused amounts reversed	(19)	(10)
Transfer and reclassification	7	65
Discount rate adjustment and imputed interest (change in estimate)	8	8
Translation adjustments and other	3	(35)
Balance at end of the year	360	344
Non-current	138	110
Current	222	234
Non-income tax provisions
Disclosure of other provisions [line items]
Balance at beginning of the year	150	98
Arising during the year	79	11
Reclassified to assets held for sale		(1)
Utilized	(105)	(11)
Unused amounts reversed	(4)	0
Transfer and reclassification	5	65
Translation adjustments and other	1	(12)
Balance at end of the year	126	150
Non-current	0	0
Current	126	150
Decom-missioning provision
Disclosure of other provisions [line items]
Balance at beginning of the year	93	106
Arising during the year	28	4
Reclassified to assets held for sale		(4)
Utilized	(1)	(1)
Unused amounts reversed	0	(2)
Transfer and reclassification	5	0
Discount rate adjustment and imputed interest (change in estimate)	8	8
Translation adjustments and other	5	(18)
Balance at end of the year	138	93
Non-current	138	93
Current	0	0
Legal provision
Disclosure of other provisions [line items]
Balance at beginning of the year	44	49
Arising during the year	3	5
Utilized	(6)	(2)
Unused amounts reversed	(15)	(8)
Transfer and reclassification	(1)	0
Translation adjustments and other	1	0
Balance at end of the year	26	44
Non-current	0	17
Current	26	27
Other provisions
Disclosure of other provisions [line items]
Balance at beginning of the year	57	34
Arising during the year	70	43
Utilized	(51)	(15)
Unused amounts reversed	0	0
Transfer and reclassification	(2)	0
Translation adjustments and other	(4)	(5)
Balance at end of the year	70	57
Non-current	0	0
Current	$ 70	$ 57